STOCKHOLDERS' DEFICIT (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at beginning of year, Number of options	420,000
Options granted, Number of options	602,650
Options exercised, Number of options	3,000
Options expired, Number of options	0
Options forfeited, Number of options	73,900
Options outstanding at end of year, Number of options	945,750	420,000
Options vested and expected to vest at end of year, Number of options	678,900
Exercisable at end of year, Number of options	682,150
Options outstanding at beginning of year, Weighted average exercise price	$ 1.60
Options granted, Weighted average exercise price	$ 10.65
Options exercised, Weighted average exercise price	$ 0.00
Options expired, Weighted average exercise price	$ 0
Options forfeited, Weighted average exercise price	$ 7.65
Options outstanding at end of year, Weighted average exercise price	$ 6.90	$ 1.60
Options vested and expected to vest at end of year, Weighted average exercise price	$ 5.60
Exercisable at end of year, Weighted average exercise price	$ 5.65
Options outstanding at, Weighted average remaining contractual life	7 years 8 months 8 days	7 years 8 months 8 days
Options vested and expected to vest at end of year, Weighted average remaining contractual life	7 years 11 days
Exercisable at end of year, Weighted average remaining contractual life	7 years 25 days
Options outstanding at beginning of year, Intrinsic value		$ 1.18
Options outstanding at end of year, Intrinsic value	0.62
Options vested and expected to vest at end of year, Intrinsic value	0.74
Exercisable at end of year, Intrinsic value	$ 0.74